Summary of Significant Accounting Policies - Narrative (Details)					3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) Aircraft shares	Feb. 27, 2024 shares	Jan. 03, 2024 shares	Dec. 27, 2023 shares	Sep. 30, 2024 USD ($) Aircraft shares	Mar. 31, 2024 shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) Aircraft shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Segment Security Aircraft shares	Dec. 31, 2022 USD ($) Security	Aug. 08, 2024 shares	Mar. 04, 2024 shares	Nov. 10, 2023	Nov. 01, 2021 USD ($)
Product Information [Line Items]
Accounts receivable, allowance for credit losses	$ 80,000				$ 80,000			$ 80,000		$ 80,000	$ 82,000
Number of operating segments | Segment										1
Guaranteed revenue program deposits										$ 0	37,500,000
Net sales					76,923,000		$ 62,027,000	235,908,000	$ 239,397,000	$ 315,362,000	$ 320,042,000
Number of debt securities in an unrealized loss position | Security										13	24
Guaranteed Revenue Program, drawdown period															10 months
Advertising expense										$ 6,013,000	$ 3,242,000
Gain on aircraft sold										13,905,000	15,333,000
Customer deposit per aircraft															$ 1,250,000
Cost of revenue					68,238,000		63,290,000	215,227,000	193,564,000	264,176,000	255,441,000
Notes receivable, allowance for credit losses	$ 827,000				$ 827,000			$ 827,000		2,558,000	0
Preferred stock, shares outstanding (in shares) | shares	50,510				50,510			50,510
Period for stockholder approval of equity incentive plan														12 months
Impairment loss										0	0
Realized losses on investment securities								$ 59,000	238,000	238,000	400,000
Guaranteed Revenue Program, minimum term															28 months
Fair value of debt securities in an unrealized loss position										4,263,000	7,236,000
Fair value of debt securities in an unrealized loss position greater than one year										2,759,000	1,765,000
Unrealized loss on investments										$ 395,000	98,000
Change in fair value of liability, location										Other income (expense)
Fractional ownership, contractual term (up to)										5 years
Loss (Gain) on aircraft held for sale					$ 3,480,000		(9,570,000)	4,897,000	(12,435,000)
Aircraft held for sale, current portion	$ 18,867,000				18,867,000			18,867,000		$ 0
Aircraft held for sale, non-current portion	6,724,000				6,724,000			6,724,000		0
Capitalized sales commissions					348,000		376,000	885,000	919,000	1,315,000	1,053,000
Contract acquisition costs, current	633,000				633,000			633,000		514,000	290,000
Contract acquisition costs, noncurrent	$ 706,000				706,000			706,000		631,000	484,000
Amortization of contract costs					$ 274,000		$ 219,000	$ 821,000	$ 558,000	$ 827,000	653,000
Employee Stock
Product Information [Line Items]
Number of shares reserved for issuance (in shares) | shares	1,500,000				1,500,000			1,500,000		1,500,000
Shares purchased by employees (in shares) | shares	0									0
Series A Preferred Stock
Product Information [Line Items]
Preferred stock, shares outstanding (in shares) | shares	25,000				25,000			25,000		25,000
Number of non-convertible redeemable preferred stock shares available (in shares) | shares													25,000
Series B Preferred Stock
Product Information [Line Items]
Preferred stock, shares outstanding (in shares) | shares	25,510				25,510			25,510		25,510
Series B Preferred Stock | Private Placement
Product Information [Line Items]
Number of non-convertible redeemable preferred stock shares available (in shares) | shares												25,510
Common Class A | Common Stock
Product Information [Line Items]
Issuance of Class A common stock upon conversion of Bridge Notes (in shares) | shares		73,947	203,500			277,447
Common Class A | Affiliates and Non-Affiliates of EGA Sponsor | Shares Issued for Bridge Notes | Common Stock
Product Information [Line Items]
Issuance of Class A common stock upon conversion of Bridge Notes (in shares) | shares				9,550,274
Sales Revenue Net | Customer Concentration | One Customer
Product Information [Line Items]
Net sales										$ 67,985,000	$ 125,360,000
Concentration risk, percentage										22.00%	39.00%
Accounts Receivable | Customer Concentration | One Customer
Product Information [Line Items]
Concentration risk, percentage										12.00%	91.00%
Accounts receivable, net										$ 341,000	$ 8,682,000
One Vendor | Cost of Revenue Benchmark | Supplier Concentration Risk
Product Information [Line Items]
Concentration risk, percentage										23.00%	16.00%
Cost of revenue										$ 60,909	$ 39,656
Aircraft Engine
Product Information [Line Items]
Estimated Useful Life										7 years
Maximum
Product Information [Line Items]
Customer deposits										$ 500,000
Gulfstream GIV Aircrafts | Disposal Group, Held-for-Sale, Not Discontinued Operations
Product Information [Line Items]
Aircraft held for sale, current portion	$ 18,867,000				$ 18,867,000			$ 18,867,000
Aircraft held for sale, non-current portion	$ 6,724,000				$ 6,724,000			$ 6,724,000
Number of aircraft held-for-sale | Aircraft	6				6			6		0